Financial instruments - Fair values and risk management - Maturity profile (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 4,473.0	€ 5,565.4	€ 5,324.2
Cash Flow Hedges | Cross currency interest rate swap contract
Disclosure of financial instruments by type of interest rate [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	0.0
Unsecured debt | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 1,198.8	€ 2,044.7	€ 2,092.2
Unsecured debt | Fixed rate | Weighted average
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	0.88%	1.70%	1.67%
Unsecured debt | Fixed rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 1,198.8	€ 848.4	€ 50.0
Unsecured debt | Fixed rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		1,196.3	843.4
Unsecured debt | Fixed rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities			1,198.8
Unsecured debt | Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 147.8	€ 488.9	€ 490.0
Unsecured debt | Floating rate | Weighted average
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	2.44%	2.67%	4.30%
Unsecured debt | Floating rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 147.8
Unsecured debt | Floating rate | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		€ 488.9	€ 490.0
Debt
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	147.8	1,685.2	2,532.2
Debt | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 1,198.8	€ 2,044.7	€ 2,092.2
Debt | Fixed rate | Weighted average
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	0.88%	1.70%	1.67%
Debt | Fixed rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 1,198.8	€ 848.4	€ 50.0
Debt | Fixed rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		1,196.3	843.4
Debt | Fixed rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities			1,198.8
Lease liabilities - right of use
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	144.9	149.1	164.6
Lease liabilities - right of use | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 144.9	€ 149.1	€ 164.6
Lease liabilities - right of use | Fixed rate | Weighted average
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	4.89%	4.89%	4.43%
Lease liabilities - right of use | Fixed rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 39.8	€ 37.4	€ 39.4
Lease liabilities - right of use | Fixed rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	39.1	37.9	31.9
Lease liabilities - right of use | Fixed rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	27.3	38.8	32.1
Lease liabilities - right of use | Fixed rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	8.6	27.1	32.7
Lease liabilities - right of use | Fixed rate | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	30.1	7.9	28.5
Total fixed rate debt | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	1,343.7	2,193.8	2,256.8
Total fixed rate debt | Fixed rate | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	1,238.6	885.8	89.4
Total fixed rate debt | Fixed rate | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	39.1	1,234.2	875.3
Total fixed rate debt | Fixed rate | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	27.3	38.8	1,230.9
Total fixed rate debt | Fixed rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	8.6	27.1	32.7
Total fixed rate debt | Fixed rate | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	30.1	7.9	28.5
Total floating rate debt | Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 147.8	€ 488.9	€ 490.0
Total floating rate debt | Floating rate | Weighted average
Disclosure of financial instruments by type of interest rate [line items]
Weighted average rate	2.44%	2.67%	4.30%
Total floating rate debt | Floating rate | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 147.8
Total floating rate debt | Floating rate | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		€ 488.9	€ 490.0
Total financial liabilities
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	1,491.5	2,682.7	2,746.8
Total financial liabilities | Less than one year
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	1,238.6	885.8	89.4
Total financial liabilities | Later than one year and not later than two years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	39.1	1,234.2	875.3
Total financial liabilities | Later than two years and not later than three years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	27.3	38.8	1,230.9
Total financial liabilities | Later than three years and not later than four years
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	156.4	27.1	32.7
Total financial liabilities | Thereafter
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	€ 30.1	€ 496.8	€ 518.5